SCHEDULE OF REVENUES BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue from External Customer [Line Items]
Revenues	$ 14,847,902	$ 17,584,454	$ 27,095,197
Traditional Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	9,020,839	8,302,299	11,433,159
Intelligent Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	4,384,631	7,404,407	13,492,076
Climbing Hooks and Others [Member]
Revenue from External Customer [Line Items]
Revenues	1,355,016	1,806,369	1,761,341
Product [Member]
Revenue from External Customer [Line Items]
Revenues	14,760,486	17,513,075	26,686,576
Dyeing Services [Member]
Revenue from External Customer [Line Items]
Revenues	87,416		342,561
Service, Other [Member]
Revenue from External Customer [Line Items]
Revenues		71,379	66,060
Service [Member]
Revenue from External Customer [Line Items]
Revenues	$ 87,416	$ 71,379	$ 408,621